Nuveen Santa Barbara International Dividend Growth Fund
Nuveen Santa Barbara International Dividend Growth Fund
Investment Objective
The investment objective of the Fund is to seek an attractive total return comprised of income from dividends and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 14 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 16 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-49 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Santa Barbara International Dividend Growth Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Santa Barbara International Dividend Growth Fund		Class A	Class C	Class R3	Class I
Management Fees		0.82%	0.82%	0.82%	0.82%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses	[1]	3.06%	3.06%	3.06%	3.06%
Total Annual Fund Operating Expenses		4.13%	4.88%	4.38%	3.88%
Fee Waivers and/or Expense Reimbursements	[2]	(2.70%)	(2.70%)	(2.70%)	(2.70%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.43%	2.18%	1.68%	1.18%
[1]	Other Expenses have been restated using current fees as if they had been in effect during the previous fiscal period.
[2]	The Fund's investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2014 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.20% of the average daily net assets of any class of Fund shares. The expense limitation expiring November 30, 2014 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond November 30, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example Nuveen Santa Barbara International Dividend Growth Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	712	221	171	120
3 Years	1,274	965	816	666
5 Years	2,123	1,999	1,763	1,521
10 Years	4,313	4,596	4,182	3,744

No Redemption
Expense Example, No Redemption Nuveen Santa Barbara International Dividend Growth Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	712	221	171	120
3 Years	1,274	965	816	666
5 Years	2,123	1,999	1,763	1,521
10 Years	4,313	4,596	4,182	3,744

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period June 11, 2012 through July 31, 2012, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in dividend-paying equity securities, which include preferred securities. Under normal market conditions, the Fund invests at least 80% of its net assets in non-U.S. securities. Although the Fund will concentrate its investments in developed markets, it may invest up to 10% of its net assets in companies located in emerging market countries. The Fund may invest in small-, mid- and large-cap companies.
Principal Risks
The value of your investment in this Fund will change daily, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

Dividend Tax Rate Risk—The current 15% maximum tax rate that applies to certain qualifying dividends does not apply to tax years beginning after December 31, 2012. Unless legislation extending this preferential rate is enacted, the tax rate on qualifying dividends will generally increase to a taxpayer’s normal tax rate on ordinary income beginning in 2013, which would decrease after-tax returns.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Investment Focus Risk—Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The Fund emphasizes a growth style of investing and therefore seeks companies experiencing high rates of current growth; such companies may be more volatile than other types of investments.

Mid-Cap Stock Risk—Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Preferred Security Risk—Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments.

Sector Risk—Given the Fund’s focus on dividend-paying securities, the Fund may, from time to time, have a greater exposure to higher dividend-yield sectors and industries than the broad equity market. This policy may expose the Fund to additional risk.
Fund Performance
Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year.